Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Dec-18	Distribution Date	15-Jan-19
Collection Period End	31-Dec-18	30/360 Days	30
Beg. of Interest Period	17-Dec-18	Actual/360 Days	29
End of Interest Period	15-Jan-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	871,234,019.44	818,050,707.77	0.5661411
Total Securities		1,444,959,096.94	871,234,019.44	818,050,707.77	0.5661411
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	69,968,139.54	40,959,060.45	0.1365302
Class A-2b Notes	2.655130%	250,000,000.00	58,306,782.96	34,132,550.38	0.1365302
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	29,009,079.09	95,623.12	96.6969303	0.3187437
Class A-2b Notes	24,174,232.58	124,709.74	96.6969303	0.4988390
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	53,183,311.67	1,022,409.53

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					12,027,333.28
Monthly Interest					5,089,829.04

Total Monthly Payments					17,117,162.32
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					513,944.77
Aggregate Sales Proceeds Advance					25,140,265.23

Total Advances					25,654,210.00
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					36,155,997.52
Excess Wear and Tear and Excess Mileage					322,753.33
Remaining Payoffs					0.00
Net Insurance Proceeds					699,042.22
Residual Value Surplus					1,363,225.34

Total Collections					81,312,390.73

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		21,209,079.59			1,433
Involuntary Repossession		370,971.00			33
Voluntary Repossession		335,277.00			21
Full Termination		6,369,473.00			458
Bankruptcty		32,011.00			2
Insurance Payoff			687,681.77		43
Customer Payoff				375,133.30	18
Grounding Dealer Payoff				4,945,812.07	285
Dealer Purchase				1,318,297.92	66

Total		28,316,811.59	687,681.77	6,639,243.29	2,359

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	52,686	1,065,010,007.86	7.00000%	871,234,019.44
Total Depreciation Received		(15,701,719.84)		(12,642,526.96)
Principal Amount of Gross Losses	(92)	(1,562,782.32)		(1,296,030.31)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,453)	(26,481,049.18)		(21,493,187.78)
Scheduled Terminations	(1,218)	(21,939,288.52)		(17,751,566.62)

Pool Balance - End of Period	49,923	999,325,168.00		818,050,707.77
Remaining Pool Balance
Lease Payment				136,080,774.44
Residual Value				681,969,933.33

Total				818,050,707.77

Nissan Auto Lease Trust 2017-A

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	81,312,390.73
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	81,312,390.73
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	508,360.92
3. Reimbursement of Sales Proceeds Advance	18,034,226.52
4. Servicing Fee:
Servicing Fee Due	726,028.35
Servicing Fee Paid	726,028.35
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	19,268,615.79
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	95,623.12
Class A-2a Notes Monthly Interest Paid	95,623.12
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	124,709.74
Class A-2b Notes Monthly Interest Paid	124,709.74
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67
Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,022,409.53
Total Note and Certificate Monthly Interest Paid	1,022,409.53
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	61,021,365.41
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,183,311.67
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	53,183,311.67
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,838,053.74

Nissan Auto Lease Trust 2017-A

Servicer’s Certificate

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,838,053.74
Gross Reserve Account Balance			29,512,440.20
Remaining Available Collections Released to Seller			7,838,053.74
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.40
Monthly Prepayment Speed			83%
Lifetime Prepayment Speed			76%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,538,742.33
Securitization Value of Defaulted Receivables and Casualty Receivables		1,296,030.31	92
Aggregate Defaulted and Casualty Gain (Loss)		242,712.02
Pool Balance at Beginning of Collection Period		871,234,019.44
Net Loss Ratio
Current Collection Period		0.0279%
Preceding Collection Period		0.0087%
Second Preceding Collection Period		-0.0310%
Third Preceding Collection Period		-0.0249%
Cumulative Net Losses for all Periods		0.2380%	3,438,825.01

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.70%	6,115,802.39	393
61-90 Days Delinquent	0.14%	1,242,486.86	85
91-120 Days Delinquent	0.08%	671,499.91	47
More than 120 Days	0.01%	81,376.75	5

Total Delinquent Receivables:	0.92%	8,111,165.91	530

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.23%	0.26%
Preceding Collection Period		0.21%	0.22%
Second Preceding Collection Period		0.17%	0.19%
Third Preceding Collection Period		0.21%	0.22%
60 Day Delinquent Receivables		2,887,497.05
Delinquency Percentage		0.33%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		27,578,552.59	1,891
Securitization Value		27,620,843.01	1,891

Aggregate Residual Value Surplus (Loss)		(42,290.42)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		174,194,775.82	11,730
Cumulative Securitization Value		174,870,297.13	11,730

Cumulative Residual Value Surplus (Loss)		(675,521.31)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			27,503,420.76
Reimbursement of Outstanding Advance			18,034,226.52
Additional Advances for current period			25,140,265.23

Ending Balance of Residual Advance			34,609,459.47

Beginning Balance of Payment Advance			1,378,581.72
Reimbursement of Outstanding Payment Advance			508,360.92
Additional Payment Advances for current period			513,944.77

Ending Balance of Payment Advance			1,384,165.57

Nissan Auto Lease Trust 2017-A

Servicer’s Certificate

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO